Cover	Feb. 09, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 09, 2023
Entity File Number	1-35327
Entity Registrant Name	GENIE ENERGY LTD.
Entity Central Index Key	0001528356
Entity Tax Identification Number	45-2069276
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	520 Broad Street
Entity Address, City or Town	Newark
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07102
City Area Code	973
Local Phone Number	438-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class B common stock, par value $.01 per share
Title of 12(b) Security	Class B common stock, par value $.01 per share
Trading Symbol	GNE
Security Exchange Name	NYSE
Series 2012-A Preferred stock, par value $.01 per share
Title of 12(b) Security	Series 2012-A Preferred stock, par value $.01 per share
Trading Symbol	GNE PRA
Security Exchange Name	NYSE